Equity - Adjustments of Additional Paid-in Capital (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Beginning balance	$ 392,719		$ 391,529	$ 389,130
Unclaimed dividend	2		2	2
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method			(26)
Ending balance	395,806	$ 12,071	392,719	391,529
Share premium [Member]
Beginning balance	126,045		126,045	126,045
Unclaimed dividend	0		0	0
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries			0
Actual acquisition of interests in subsidiaries			0
Actual disposal of interests in subsidiaries	0
Changes in equities of subsidiaries	0		0	0
Ending balance	126,045		126,045	126,045
Movements Of Additional Paid-in Capital For Associates And Joint Ventures Accounted For Using Equity Method
Beginning balance	(25)		1	1
Unclaimed dividend	0		0	0
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries			(26)
Actual acquisition of interests in subsidiaries			0
Actual disposal of interests in subsidiaries	0
Changes in equities of subsidiaries	0		0	0
Ending balance	(25)		(25)	1
Movements of additional paid-in capital arising from changes in equities of subsidiaries [Member]
Beginning balance	2,146		2,138	2,106
Unclaimed dividend	0		0	0
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries			0
Actual acquisition of interests in subsidiaries			0
Actual disposal of interests in subsidiaries	0
Changes in equities of subsidiaries	0		8	32
Ending balance	2,146		2,146	2,138
Difference between consideration received or paid and carrying amount of subsidiaries net assets during actual disposal or acquisition [Member]
Beginning balance	987		987	987
Unclaimed dividend	0		0	0
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries			0
Actual acquisition of interests in subsidiaries			0
Actual disposal of interests in subsidiaries	224
Changes in equities of subsidiaries	0		0	0
Ending balance	1,211		987	987
Donated capital [Member]
Beginning balance	27		25	23
Unclaimed dividend	2		2	2
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries			0
Actual acquisition of interests in subsidiaries			0
Actual disposal of interests in subsidiaries	0
Changes in equities of subsidiaries	0		0	0
Ending balance	29		27	25
Stockholders' contribution due to privatization [Member]
Beginning balance	20,648		20,648	20,648
Unclaimed dividend	0		0	0
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries			0
Actual acquisition of interests in subsidiaries			0
Actual disposal of interests in subsidiaries	0
Changes in equities of subsidiaries	0		0	0
Ending balance	20,648		20,648	20,648
Additional paid-in capital [Member]
Beginning balance	149,828		149,844	149,810
Unclaimed dividend	2		2	2
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method			(26)
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries			(26)
Actual acquisition of interests in subsidiaries			0
Actual disposal of interests in subsidiaries	224
Changes in equities of subsidiaries	0		8	32
Ending balance	$ 150,054	$ 4,576	$ 149,828	$ 149,844